Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Managed Account Series II
Entity Central Index Key	0001738079
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000202320
Shareholder Report [Line Items]
Fund Name	BlackRock U.S. Mortgage Portfolio
Class Name	Institutional Shares
Trading Symbol	MSUMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock U.S. Mortgage Portfolio (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$24	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	6.44%	14.00%	1.09%	2.04%
Bloomberg U.S. Aggregate Bond Index...
	5.31	10.55	(0.23)	1.49
Bloomberg U.S. Mortgage-Backed Securities Index...
	5.81	11.44	(0.60)	1.02

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 418,232,651
Holdings Count | Holding	817
InvestmentCompanyPortfolioTurnover	163.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$418,232,651
Number of Portfolio Holdings...
817
Portfolio Turnover Rate...
163%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
46.7%
Non-Agency Mortgage-Backed Securities...
38.8
Asset-Backed Securities...
14.4
Corporate Bonds...
0.1

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
48.0%
AA/Aa...
16.7
A...
0.5
BBB/Baa...
2.1
BB/Ba...
1.2
B...
0.6
CCC/Caa...
2.2
CC/Ca...
2.9
C...
2.2
D...
0.0Footnote Reference(d)
N/R...
23.6
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

C000202318
Shareholder Report [Line Items]
Fund Name	BlackRock U.S. Mortgage Portfolio
Class Name	Investor A Shares
Trading Symbol	BMPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock U.S. Mortgage Portfolio (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$36	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	6.20%	13.60%	0.84%	1.78%
Investor A Shares (with sales charge)...
	1.95	9.06	0.02	1.36
Bloomberg U.S. Aggregate Bond Index...
	5.31	10.55	(0.23)	1.49
Bloomberg U.S. Mortgage-Backed Securities Index...
	5.81	11.44	(0.60)	1.02

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 418,232,651
Holdings Count | Holding	817
InvestmentCompanyPortfolioTurnover	163.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$418,232,651
Number of Portfolio Holdings...
817
Portfolio Turnover Rate...
163%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
46.7%
Non-Agency Mortgage-Backed Securities...
38.8
Asset-Backed Securities...
14.4
Corporate Bonds...
0.1

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
48.0%
AA/Aa...
16.7
A...
0.5
BBB/Baa...
2.1
BB/Ba...
1.2
B...
0.6
CCC/Caa...
2.2
CC/Ca...
2.9
C...
2.2
D...
0.0Footnote Reference(d)
N/R...
23.6
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

C000202319
Shareholder Report [Line Items]
Fund Name	BlackRock U.S. Mortgage Portfolio
Class Name	Investor C Shares
Trading Symbol	BMPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock U.S. Mortgage Portfolio (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$75	1.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.45%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	5.80%	12.76%	0.09%	1.18%
Investor C Shares (with sales charge)...
	4.80	11.76	0.09	1.18
Bloomberg U.S. Aggregate Bond Index...
	5.31	10.55	(0.23)	1.49
Bloomberg U.S. Mortgage-Backed Securities Index...
	5.81	11.44	(0.60)	1.02

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 418,232,651
Holdings Count | Holding	817
InvestmentCompanyPortfolioTurnover	163.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$418,232,651
Number of Portfolio Holdings...
817
Portfolio Turnover Rate...
163%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
46.7%
Non-Agency Mortgage-Backed Securities...
38.8
Asset-Backed Securities...
14.4
Corporate Bonds...
0.1

Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
48.0%
AA/Aa...
16.7
A...
0.5
BBB/Baa...
2.1
BB/Ba...
1.2
B...
0.6
CCC/Caa...
2.2
CC/Ca...
2.9
C...
2.2
D...
0.0Footnote Reference(d)
N/R...
23.6
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.